Share Based Compensation - Schedule of Share Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Based Compensation Operating Expenses [Line Items]
Total share-based compensation expenses	$ 109,714	$ 135,547	$ 160,777
Selling and marketing expenses [Member]
Schedule of Share Based Compensation Operating Expenses [Line Items]
Total share-based compensation expenses	342	42,300	61,607
General and administrative expenses [Member]
Schedule of Share Based Compensation Operating Expenses [Line Items]
Total share-based compensation expenses	$ 109,372	$ 93,247	$ 99,170